Long-term Debt, Summary (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Long-term Debt	$ 125,354	$ 156,983
Wells Fargo & Company [Member]
Debt Instrument [Line Items]
Long-term Debt	77,613	99,745
Wells Fargo & Company [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Senior Notes	57,233	67,925
Wells Fargo & Company [Member] | Senior Subordinated Notes [Member]
Debt Instrument [Line Items]
Subordinated Debt	13,182	13,488
Wells Fargo & Company [Member] | Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Junior Subordinated Notes	7,198	18,332
Wells Fargo Bank, N.A. and other bank entities [Member]
Debt Instrument [Line Items]
Long-term Debt	42,202	50,044
Wells Fargo Bank, N.A. and other bank entities [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Senior Notes	4,353	14,541
Wells Fargo Bank, N.A. and other bank entities [Member] | Senior Subordinated Notes [Member]
Debt Instrument [Line Items]
Subordinated Debt	17,858	18,465
Wells Fargo Bank, N.A. and other bank entities [Member] | Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Junior Subordinated Notes	286	595
Wells Fargo Bank, N.A. and other bank entities [Member] | Mortgage loans [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	2012
Maturity date(s) End	2056
Variable Stated interest rate	Varies
Other Long-term Debt	14,854	8,639
Other Consolidated Subsidiaries [Member]
Debt Instrument [Line Items]
Long-term Debt	5,539	7,194
Other Consolidated Subsidiaries [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Senior Notes	5,174	6,167
Other Consolidated Subsidiaries [Member] | Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Junior Subordinated Notes	155	327
Other Consolidated Subsidiaries [Member] | Mortgage loans [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	2013
Maturity date(s) End	2018
Variable Stated interest rate	Varies
Other Long-term Debt	129	127
Floating Rate Notes [Member] | Wells Fargo & Company [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	2012
Maturity date(s) End	2048
Variable Stated interest rate	Varies
Senior Notes	17,872	26,750
Floating Rate Notes [Member] | Wells Fargo & Company [Member] | Senior Subordinated Notes [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	2015
Maturity date(s) End	2016
Variable Stated interest rate	Varies
Subordinated Debt	1,141	1,118
Floating Rate Notes [Member] | Wells Fargo & Company [Member] | Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) End	2027
Variable Stated interest rate	Varies
Junior Subordinated Notes	247	289
Floating Rate Notes [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	2038
Maturity date(s) End	2040
Variable Stated interest rate	Varies
Senior Notes	72	4,186
Floating Rate Notes [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Senior Subordinated Notes [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	2014
Maturity date(s) End	2017
Variable Stated interest rate	Varies
Subordinated Debt	1,976	1,945
Floating Rate Notes [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) End	2027
Variable Stated interest rate	Varies
Junior Subordinated Notes	286	278
Floating Rate Notes [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Long Term Debt Issued By Variable Interest Entity [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	2014
Maturity date(s) End	2050
Variable Stated interest rate	Varies
Other Long-term Debt	2,748	4,053
Floating Rate Notes [Member] | Other Consolidated Subsidiaries [Member] | Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) End	2027
Interest Rate, Stated Percentage	0.928%
Junior Subordinated Notes	155	239
Floating Rate Notes [Member] | Other Consolidated Subsidiaries [Member] | Long Term Debt Issued By Variable Interest Entity [Member]
Debt Instrument [Line Items]
Other Long-term Debt	0	489
Fixed Rate Notes [Member] | Wells Fargo & Company [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	2012
Maturity date(s) End	2035
Stated interest rate(s) Minimum	2.125%
Stated interest rate(s) Maximum	6.75%
Senior Notes	38,002	40,630
Fixed Rate Notes [Member] | Wells Fargo & Company [Member] | Senior Subordinated Notes [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	2012
Maturity date(s) End	2035
Stated interest rate(s) Minimum	4.375%
Stated interest rate(s) Maximum	7.574%
Subordinated Debt	12,041	12,370
Fixed Rate Notes [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Maturity date(s) End	2013
Interest Rate, Stated Percentage	6.00%
Senior Notes	1,326	2,185
Fixed Rate Notes [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Senior Subordinated Notes [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	2013
Maturity date(s) End	2038
Stated interest rate(s) Minimum	4.75%
Stated interest rate(s) Maximum	7.74%
Subordinated Debt	15,882	16,520
Fixed Rate Notes [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Junior Subordinated Notes	0	317
Fixed Rate Notes [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Long Term Debt Issued By Variable Interest Entity [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	2014
Maturity date(s) End	2038
Stated interest rate(s) Minimum	0.00%
Stated interest rate(s) Maximum	7.00%
Other Long-term Debt	2,103	3,751
Fixed Rate Notes [Member] | Other Consolidated Subsidiaries [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	2012
Maturity date(s) End	2016
Stated interest rate(s) Minimum	3.70%
Stated interest rate(s) Maximum	6.125%
Senior Notes	5,154	6,147
Fixed Rate Notes [Member] | Other Consolidated Subsidiaries [Member] | Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Junior Subordinated Notes	0	10
Fixed Rate Notes [Member] | Other Consolidated Subsidiaries [Member] | Long Term Debt Issued By Variable Interest Entity [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	2012
Maturity date(s) End	2020
Stated interest rate(s) Minimum	5.16%
Stated interest rate(s) Maximum	6.88%
Other Long-term Debt	81	84
Fixed Rate Notes - Hybrid Trust Securities [Member] | Wells Fargo & Company [Member] | Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	2029
Maturity date(s) End	2068
Stated interest rate(s) Minimum	5.625%
Stated interest rate(s) Maximum	7.95%
Junior Subordinated Notes	6,951	11,257
Market Linked Notes [Member] | Wells Fargo & Company [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	2012
Maturity date(s) End	2041
Variable Stated interest rate	Varies
Senior Notes	1,359	545
Market Linked Notes [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	2012
Maturity date(s) End	2016
Variable Stated interest rate	Varies
Senior Notes	238	229
FixFloat Notes [Member] | Other Consolidated Subsidiaries [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Maturity date(s) End	2020
Variable Stated interest rate	6.795% through 2015, varies
Senior Notes	20	20
FixFloat Notes [Member] | Other Consolidated Subsidiaries [Member] | Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Junior Subordinated Notes	0	78
FixFloat Notes - Income Trust Securities [Member] | Wells Fargo & Company [Member] | Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Junior Subordinated Notes	0	6,786
Floating Rate Advances - FHLB [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	2012
Maturity date(s) End	2013
Variable Stated interest rate	Varies
Senior Notes	2,101	7,103
Fixed Rate Advances - FHLB [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	2012
Maturity date(s) End	2031
Stated interest rate(s) Minimum	2.30%
Stated interest rate(s) Maximum	8.45%
Senior Notes	500	812
Capital Lease Obligations [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	2012
Maturity date(s) End	2025
Variable Stated interest rate	Varies
Senior Notes	$ 116	$ 26